Segment and Geographical Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment and Geographical Information
15. Segment and Geographical Information
The Company has determined that it operates in one operating segment and as a result, manages its operations and allocates resources as a single operating segment. The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The CODM uses net income or loss to evaluate the return on assets and to determine investment opportunities related to product development, platform enhancements, and new technologies. The CODM also uses net income or loss to monitor budget versus actual results.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Revenue	$30,778	$22,370	$102,182	$51,758
Less:
Cost of sales	(22,288)	(14,599)	(87,477)	(42,959)
Compensation (1)	(28,130)	(19,955)	(74,182)	(59,958)
Materials and consumables (1)	(18,014)	(8,067)	(55,729)	(40,209)
Contractors and outside services (1)	(3,695)	(1,638)	(11,231)	(7,972)
Depreciation and amortization (1)	(3,574)	(2,598)	(9,573)	(7,287)
Interest expense, net	1,334	(6,658)	(9,067)	(14,149)
Change in fair value of warrant liability	(42,150)	(341)	(47,257)	(372)
Loss on extinguishment of debt	(30,400)	—	(30,400)	—
Other segment items (2)	(17,273)	(9,304)	(34,549)	(25,866)

Net loss and comprehensive loss	$(133,412)	$(40,790)	$(257,283)	$(147,014)

(1)
Compensation, materials and consumables, contractors and outside services, and depreciation and amortization expenses presented in the above table represent operating expenses and exclude amounts included in the cost of sales.

(2)
Other segment items included primarily related to building and utilities, software licenses and computer services, professional and consulting services fees, loss on disposal of fixed assets, other income, and provision for income taxes.

The measure of segment assets, including goodwill, is reported on the unaudited condensed consolidated balance sheets as total consolidated assets. Assets provided to the CODM are consistent with those reported on the unaudited condensed consolidated balance sheets with particular emphasis on the Company’s available liquidity, including its cash, cash equivalents and restricted cash, and there are no other significant segment assets that would require disclosure or are regularly provided to the CODM.
The Company does not recognize revenue or hold material property and equipment outside of the United States for the three and nine months ended September 30, 2025, and as of September 30, 2025 and December 31, 2024, respectively.

18. Segment and Geographical Information
The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	2024	2023
Revenue	$60,792	$55,235
Less:
Cost of sales	(72,157)	(28,635)
Compensation (1)	(82,628)	(71,656)

	2024	2023
Materials and consumables (1)	(58,021)	(48,283)
Contractors and outside services (1)	(10,568)	(8,886)
Other segment items (2)	(68,551)	(33,232)

Consolidated net loss	$(231,133)	$(135,457)

(1)	Compensation, materials and consumables, and contractors and outside services expenses presented in the above table are related to operating expenses and exclude amounts included in the cost of sales.
(2)
Other segment items included are primarily related to interest expense, building and utilities, software licenses and computer services, professional and consulting services fees, loss/gain on disposal of fixed assets, other income/expenses, and provision for income taxes.

The measure of segment assets, including goodwill, is reported on the consolidated balance sheets as total consolidated assets. Assets provided to the CODM are consistent with those reported on the consolidated balance sheets with particular emphasis on the Company’s available liquidity, including its cash, cash equivalents restricted cash, and there are no other significant segment assets that would require disclosure or are regularly provided to the CODM.
The Company does not recognize revenue or hold property and equipment outside of the United States as of December 31, 2024.